Schedule H, line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Tax identification number	43-1265338
Plan number	002
Participant loans	$ 2,110,331
Total assets held for investment	$ 139,606,754
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	5.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	10.50%
Investment, Identifier [Axis]: Cass Information Systems, Inc. | Employer Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	$ 617,038
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	2,362,661
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	150,404
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	3,124,086
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	2,055,508
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	17,611,522
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	11,947,542
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	15,021,219
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	5,003,007
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	13,575,494
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	3,597,529
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	3,279,480
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	1,182,630
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Lifetime Hybrid 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	40,712
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors Trust Company | Principal Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	6,540,369
Investment, Identifier [Axis]: Mutual Funds | Blackrock | Blackrock Inflation Protected Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	460,773
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	18,307,568
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	10,086,431
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	3,719,094
Investment, Identifier [Axis]: Mutual Funds | JP Morgan Funds | JP Morgan Equity Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	1,401,302
Investment, Identifier [Axis]: Mutual Funds | MFS Investment Management | MFS Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	7,835,057
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group | International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	1,796,672
Investment, Identifier [Axis]: Mutual Funds | Vanguard Group | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	2,619,273
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Core Plus Bond Account
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	2,355,287
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Principal S&P 600 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	1,802,479
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | Real Estate
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	175,556
Investment, Identifier [Axis]: Pooled Separate Accounts | Principal Life Insurance Company | U.S. Property Account
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, current value	$ 827,730